3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

John P. Falco
direct dial:  (215) 981- 4659
direct fax:  (866) 422 - 2114
falcoj@pepperlaw.com

October 19, 2015

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc. File Nos. 333-202213 and 811-06445

Ladies and Gentlemen:

On behalf of the Herzfeld Caribbean Basin Fund, Inc. (the “Company”), transmitted herewith for filing is a Post-Effective Amendment No. 2 (the “Amendment”) to the Company’s registration statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act").  The Amendment also constitutes Amendment No. 11 to the Registration Statement under the Investment Company Act of 1940, as amended. The Company is a non-diversified closed-end investment company whose shares are listed on the NASDAQ Capital Market (Ticker Symbol: CUBA).

The Amendment is being filed to (i) bring the Company’s financial statements incorporated by reference into the prospectus up to date and (ii) make other non-material changes.

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Amendment in writing or orally.

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,
/s/ John P. Falco

John P. Falco

cc:	John M. Ford, Esq. Reanna Lee, Esq.